UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	04/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS Institutional Select Money Market Shares Money Market Portfolio April 30, 2008

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, the portfolio management team discusses the market environment and the performance of Cash Account Trust — Institutional Select Money Market Shares during the 12-month period ended April 30, 2008.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: Will you discuss the market environment for the portfolio during the most recent annual period?

A: In early 2007, increasing defaults by subprime mortgage borrowers and losses on residential mortgage-backed securities had sparked volatility in the financial markets as investors wondered to what degree Wall Street and the banking community would be hurt by a retrenchment in this market. By the fall of 2007, it became clear that several financial firms would need to begin to remove debt from their balance sheets and take significant writedowns. In the short end of the yield curve, asset-backed securities' yields rose sharply, reflecting investors' credit concerns, as did the London Interbank Offered Rate (LIBOR).1

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. When the yield curve is characterized as "steep," this is especially true.
The LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

December ended with an optimistic tone to the markets, but in January 2008 investors' anxieties returned in full force as pressures on the financial markets seemed to come from every direction. Economic data weakened significantly, the equity markets struggled, short-term credit markets experienced further dislocations and large and small investors tried to rid themselves of questionable credits. In addition, during the first quarter of 2008, large hedge funds with sizeable portfolios of mortgage securities received margin calls from lenders, as the mortgage securities they were employing as collateral for other transactions were devalued by the marketplace. This led to more forced selling of billions of dollars of mortgage securities and additional credit market instability. In addition, Bear Stearns, the nation's fifth largest investment bank, had to be rescued from near bankruptcy by the New York Federal Reserve Bank and JPMorgan Chase.

In the general "flight to quality" that ensued from these major events — amid a market atmosphere of fear and uncertainty over perceived credit quality — demand for short-term Treasury securities reached overwhelming levels as investors prized safety over all other considerations, including yield. By mid-March, the unprecedented level of market demand forced Treasury yields to historic lows.

Portfolio Performance (as of April 30, 2008)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Institutional Select Money Market Shares	2.82%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-scudder.com.

In response to the "credit crunch," as well as to fears of an oncoming economic recession, the US Federal Reserve Board (the Fed) cut the federal funds rate a total of two and three quarter percentage points over six Federal Open market Committee (FOMC) meetings from October 2007 to April 2008.2 As a means of restoring liquidity within the global monetary system (and restoring some normalcy to short-term Treasury yield levels), the Fed also took a number of creative measures. These included the setting up of temporary securities auction facilities for banks and broker/dealers, and significantly easier credit terms from the Fed for these institutions. In April, the fact that the lending rate for the Fed's recently established auction facility for banks was significantly (and surprisingly) higher than the LIBOR led to market uncertainty and disruption. Over 10 days in mid-April, the LIBOR then spiked based on investor scrutiny concerning whether LIBOR rates were too low, before retreating somewhat. With the federal funds rate cut on April 30, many observers surmised that the Fed's recent series of short-term rate reductions had concluded, and the tone of the credit markets once again seemed to be improving.

2 Federal funds rate — the overnight rate charged by banks when they borrow money from each other.

As of April 30, 2008, the three-month LIBOR stood at 2.85%, compared with 5.36% 12 months earlier.

Q: In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A: Given the difficult situation throughout the investment markets during most of the period, and believing that the credit crunch would not be a short-term phenomenon, our strategy for managing through the situation was to emphasize liquidity and high credit quality while looking for ways to maximize yield potential when opportunities presented themselves. Over the period we increased the portfolio's allocation to floating rate securities because of their attractive yield levels over LIBOR. We also limited asset-backed commercial paper exposure to one-month maturities and purchased fixed-rate securities in the two- to six-month portion of the yield curve, where yields were highest compared with the fed funds rate.

Q: What detracted from performance during the period?

A: The types of securities that we were investing in — particularly during the second half of 2007 — tended to have lower yields than issues carrying more risk. We preferred to be cautious during this time of significant market turbulence. In the end this cost the portfolio some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the Institutional Select Money Market Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2007 to April 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2008
Actual Portfolio Return	Institutional Select Money Market Shares
Beginning Account Value 11/1/07	$ 1,000.00
Ending Account Value 4/30/08	$ 1,020.30
Expenses Paid per $1,000*	$ .90
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/07	$ 1,000.00
Ending Account Value 4/30/08	$ 1,023.97
Expenses Paid per $1,000*	$ .91
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
Institutional Select Money Market Shares	.18%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Money Market Portfolio

Asset Allocation	4/30/08	4/30/07

Commercial Paper	45%	38%
Short-Term Notes	25%	29%
Certificates of Deposit and Bank Notes	22%	24%
Repurchase Agreements	3%	4%
Government & Agency Obligations	2%	—
Master Notes	2%	1%
Time Deposits	1%	—
Promissory Notes	—	3%
Funding Agreements	—	1%
	100%	100%
Weighted Average Maturity	4/30/08	4/30/07

Cash Account Trust — Money Market Portfolio	45 days	33 days
First Tier Retail Money Fund Average*	46 days	41 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 9-14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of April 30, 2008

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.9%
ABN AMRO Bank NV:
2.525%, 6/18/2008	60,000,000	60,000,397
2.99%, 6/16/2008	48,000,000	47,999,940
Banco Santander SA:
2.67%, 10/3/2008	24,000,000	23,992,568
3.91%, 5/16/2008	35,000,000	35,000,432
4.22%, 6/16/2008	40,000,000	40,003,515
Bank of Scotland PLC:
2.85%, 7/9/2008	55,700,000	55,700,000
3.02%, 5/15/2008	25,000,000	25,000,000
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000
Barclays Bank PLC, 3.15%, 7/30/2008	45,480,000	45,480,000
BNP Paribas, 4.4%, 7/7/2008	20,000,000	20,000,364
Calyon:
3.0%, 10/22/2008	45,000,000	45,000,000
4.03%, 7/14/2008	15,000,000	15,000,000
Citibank NA, 3.01%, 5/15/2008	32,500,000	32,500,000
Credit Agricole SA, 3.1%, 5/2/2008	45,000,000	45,000,025
Credit Industriel et Commercial:
2.665%, 6/19/2008	60,000,000	60,000,406
2.925%, 7/17/2008	42,000,000	42,000,446
2.93%, 7/9/2008	44,200,000	44,200,420
JPMorgan Chase Bank NA:
2.8%, 8/11/2008	38,000,000	38,000,000
4.75%, 6/10/2008	22,000,000	22,000,000
Landesbank Hessen-Thueringen Girozentrale, 3.1%, 5/5/2008	47,900,000	47,900,000
Mizuho Corporate Bank Ltd., 2.95%, 7/31/2008	58,000,000	58,000,000
Natixis, 3.1%, 5/23/2008	15,000,000	15,000,000
Societe Generale, 2.98%, 7/7/2008	45,000,000	45,000,000
Toronto-Dominion Bank:
2.68%, 8/18/2008	20,000,000	20,015,530
2.86%, 9/8/2008	24,000,000	24,000,854
UBS AG:
3.33%, 5/23/2008	51,000,000	51,000,000
4.03%, 7/11/2008	10,580,000	10,580,614
4.3%, 7/8/2008	70,000,000	70,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,068,375,511)		1,068,375,511

Commercial Paper 45.9%
Issued at Discount** 39.8%
Amsterdam Funding Corp., 2.97%, 5/20/2008	40,000,000	39,937,300
AstraZeneca PLC:
2.26%, 9/29/2008	30,700,000	30,408,981
2.35%, 10/15/2008	50,850,000	50,295,664
2.71%, 11/24/2008	24,000,000	23,626,020
2.88%, 8/20/2008	15,000,000	14,866,800
3.67%, 7/17/2008	20,000,000	19,843,006
4.05%, 7/7/2008	18,840,000	18,697,994
4.205%, 6/3/2008	20,000,000	19,922,908
AT&T Inc:
2.25%, 5/5/2008	10,000,000	9,997,500
2.25%, 5/19/2008	12,000,000	11,986,500
Bank of Scotland PLC:
2.55%, 6/18/2008	62,000,000	61,789,200
2.95%, 7/29/2008	40,000,000	39,708,278
Caisse Nationale des Caisses d'Epargne et de Prevoyance:
2.85%, 7/7/2008	20,000,000	19,893,917
2.96%, 8/7/2008	32,000,000	31,744,782
2.96%, 8/12/2008	20,000,000	19,832,267
Cancara Asset Securitisation LLC:
2.82%, 5/14/2008	45,000,000	44,954,175
2.85%, 5/12/2008	33,950,000	33,920,435
2.85%, 5/19/2008	20,000,000	19,971,500
2.95%, 5/27/2008	50,000,000	49,893,472
Chariot Funding LLC, 2.87%, 6/6/2008	10,000,000	9,971,300
Citibank Credit Card Issuance Trust, 3.5%, 5/28/2008	49,000,000	48,871,375
Eksportfinans AS, 2.5%, 6/30/2008	18,000,000	17,925,000
General Electric Capital Corp.:
2.75%, 9/19/2008	24,000,000	23,741,500
3.0%, 5/27/2008	35,000,000	34,924,167
3.92%, 9/30/2008	25,000,000	24,586,222
Giro Balanced Funding Corp.:
3.275%, 5/19/2008	45,000,000	44,926,313
3.29%, 5/23/2008	30,000,000	29,939,683
Greenwich Capital Holdings, Inc.:
3.72%, 5/23/2008	20,000,000	19,954,533
3.8%, 5/23/2008	10,000,000	9,976,778
4.81%, 5/28/2008	21,900,000	21,820,996
International Lease Finance Corp., 2.85%, 5/19/2008	25,000,000	24,964,375
Johnson & Johnson, 1.9%, 7/7/2008	10,000,000	9,964,639
JPMorgan Chase & Co., 2.49%, 9/29/2008	42,100,000	41,660,301
KBC Financial Products International Ltd.:
2.975%, 8/19/2008	38,000,000	37,654,569
4.22%, 7/11/2008	22,300,000	22,114,402
Lehman Brothers Holdings, Inc., 3.05%, 5/19/2008	25,000,000	24,961,875
Liberty Street Funding LLC:
3.19%, 5/21/2008	28,000,000	27,951,000
2.82%, 5/12/2008	20,000,000	19,982,767
2.84%, 6/13/2008	10,000,000	9,966,078
3.0%, 7/25/2008	5,000,000	4,964,583
3.02%, 5/23/2008	20,000,000	19,963,089
3.05%, 5/23/2008	10,000,000	9,981,361
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,761,375
4.3%, 10/31/2008	5,000,000	4,890,708
Nissan Motor Acceptance Corp., 3.1%, 5/28/2008	22,000,000	21,948,850
Old Line Funding LLC:
3.12%, 5/30/2008	25,400,000	25,336,161
3.15%, 5/9/2008	50,000,000	49,965,000
Pepsico Inc., 2.1%, 5/19/2008	15,000,000	14,984,250
Perry Global Funding LLC, 4.0%, 5/2/2008	25,000,000	24,997,222
Pfizer, Inc.:
2.685%, 8/6/2008	30,000,000	29,782,963
4.4%, 5/14/2008	30,000,000	29,952,333
4.41%, 5/16/2008	10,000,000	9,981,625
Royal Bank of Scotland Group PLC, 4.25%, 6/9/2008	25,000,000	24,884,896
Scaldis Capital LLC:
3.0%, 5/21/2008	45,000,000	44,925,000
3.0%, 5/29/2008	20,000,000	19,953,333
3.01%, 5/28/2008	36,000,000	35,918,730
Scotiabanc, Inc., 3.02%, 5/13/2008	8,000,000	7,991,947
Sheffield Receivables Corp.:
2.8%, 5/21/2008	30,000,000	29,953,333
2.9%, 5/21/2008	46,500,000	46,425,083
Societe Generale North America, Inc.:
3.15%, 10/22/2008	45,000,000	44,314,875
4.0%, 7/7/2008	20,000,000	19,851,111
Starbird Funding Corp.:
3.06%, 5/28/2008	10,000,000	9,977,050
3.2%, 5/28/2008	45,000,000	44,892,000
Suncorp-Metway Ltd., 3.04%, 7/28/2008	34,000,000	33,747,342
Swedbank AB, 2.95%, 7/30/2008	56,625,000	56,207,391
Teachers Insurance & Annuity Association, 2.18%, 5/5/2008	10,000,000	9,997,578
Total Capital SA, 2.25%, 6/30/2008	25,000,000	24,906,250
Toyota Motor Credit Corp., 2.25%, 10/3/2008	25,000,000	24,757,813
Tulip Funding Corp., 3.17%, 5/7/2008	20,000,000	19,989,433
United Parcel Service, Inc., 4.18%, 5/30/2008	10,000,000	9,966,328
Verizon Communications, Inc.:
2.52%, 5/6/2008	10,000,000	9,996,500
2.62%, 5/5/2008	10,000,000	9,997,089
2.67%, 5/8/2008	10,000,000	9,994,808
2.74%, 5/19/2008	15,000,000	14,979,450
Victory Receivables Corp., 2.8%, 5/15/2008	35,000,000	34,961,889
Westpac Banking Corp.:
2.87%, 6/5/2008	15,300,000	15,257,309
2.98%, 5/2/2008	15,000,000	14,998,758
		1,947,503,388
Issued at Par 6.1%
Atlantis One Funding Corp., 2.6%, 5/1/2008	40,000,000	40,000,000
Chariot Funding LLC, 2.5%, 5/1/2008	15,000,000	15,000,000
CVS Caremark Corp., 2.95%, 5/1/2008	40,000,000	40,000,000
Dexia Delaware LLC, 2.29%, 5/1/2008	25,729,000	25,729,000
Kellogg Co., 3.3%, 5/1/2008	15,000,000	15,000,000
Lehman Brothers Holdings, Inc., 2.7%, 5/1/2008	20,000,000	20,000,000
Natexis Banques Populaires US Finance Co., LLC, 2.4%, 5/1/2008	40,000,000	40,000,000
Nieuw Amsterdam Receivables Corp., 2.6%, 5/1/2008	45,000,000	45,000,000
Ranger Funding Co., LLC, 2.5%, 5/1/2008	12,192,000	12,192,000
Romulus Funding Corp., 3.25%, 5/1/2008	10,000,000	10,000,000
Starbird Funding Corp., 2.65%, 5/1/2008	20,000,000	20,000,000
Volkswagen of America, 2.95%, 5/1/2008	15,000,000	15,000,000
		297,921,000
Total Commercial Paper (Cost $2,245,424,388)		2,245,424,388

Short Term Notes* 25.3%
Abbey National Treasury Services PLC:
3.26%, 2/20/2009	25,000,000	25,000,000
3.315%, 4/24/2009	17,500,000	17,500,000
Alliance & Leicester PLC, 2.758%, 8/7/2008	50,000,000	50,000,000
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd.:
2.917%, 8/22/2008	20,000,000	20,000,000
144A, 3.35%, 5/1/2009	25,000,000	25,000,000
Bank of America NA:
2.315%, 5/16/2008	15,000,000	15,000,000
3.208%, 5/1/2009	40,000,000	40,000,000
Bank of Ireland, 2.905%, 8/19/2008	100,000,000	100,000,000
Bank of Scotland PLC, 4.614%, 5/6/2009	30,000,000	30,000,000
BMW (UK) Capital PLC, 2.735%, 8/14/2008	20,000,000	20,000,000
BNP Paribas:
2.886%, 8/25/2008	35,000,000	35,000,000
4.079%, 2/13/2009	15,000,000	15,000,000
Canadian Imperial Bank of Commerce:
2.41%, 6/9/2008	14,000,000	14,000,000
2.773%, 7/18/2008	15,000,000	14,993,769
Commonwealth Bank of Australia:
2.703%, 12/18/2008	10,000,000	9,998,355
2.915%, 9/23/2008	30,000,000	30,000,000
Credit Agricole SA:
2.568%, 7/22/2008	35,000,000	35,000,000
144A, 2.828%, 4/22/2009	40,000,000	40,000,000
DNB NOR Bank ASA, 2.895%, 9/24/2008	30,000,000	30,000,000
HSBC Bank USA NA, 2.725%, 8/15/2008	165,000,000	165,000,465
HSBC Finance Corp., 2.761%, 8/6/2008	30,000,000	30,000,000
ING Bank NV, 144A, 3.281%, 3/26/2009	12,500,000	12,500,000
Intesa Bank Ireland PLC, 2.905%, 8/22/2008	21,000,000	21,000,000
JPMorgan Chase & Co., 2.723%, 4/3/2009	40,100,000	40,098,109
Marshall & Ilsley Bank, 2.725%, 8/14/2008	35,000,000	35,000,000
Metropolitan Life Global Funding I, 144A, 2.96%, 5/8/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
3.045%, 4/7/2009	17,500,000	17,500,000
3.27%, 2/19/2009	25,000,000	25,000,000
Natixis, 3.24%, 4/6/2009	37,250,000	37,250,000
Nordea Bank AB, 2.724%, 9/8/2008	30,000,000	30,000,000
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 2.89%, 4/30/2009	25,000,000	25,000,000
Royal Bank of Canada, 144A, 3.251%, 5/15/2009	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
2.734%, 8/8/2008	50,000,000	50,000,000
2.752%, 8/19/2008	25,000,000	25,000,000
Toyota Motor Credit Corp., 2.48%, 3/12/2009	15,000,000	15,000,000
UniCredit SpA, 2.693%, 5/2/2008	22,000,000	22,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.737%, 8/13/2008	25,000,000	25,000,000
2.744%, 8/8/2008	42,000,000	42,000,000
Total Short Term Notes (Cost $1,236,340,698)		1,236,340,698

Master Notes 1.7%
Citigroup Global Markets, Inc., 2.587%*, 5/1/2008 (a) (Cost $82,000,000)	82,000,000	82,000,000

Time Deposit 1.0%
BNP Paribas, 2.437%, 5/1/2008 (Cost $50,000,000)	50,000,000	50,000,000
Government & Agency Obligations 2.5%
US Government Sponsored Agencies 2.1%
Federal Home Loan Bank:
2.49%*, 4/3/2009	12,700,000	12,700,000
4.1%**, 7/22/2008	12,000,000	11,887,933
Federal Home Loan Mortgage Corp., 4.15%**, 6/9/2008	12,000,000	11,946,050
Federal National Mortgage Association:
2.45%*, 9/3/2009	50,000,000	49,996,653
3.73%**, 5/29/2008	15,000,000	14,956,483
		101,487,119
US Treasury Obligation 0.4%
US Treasury Bill, 1.6%**, 10/23/2008	20,000,000	19,844,445
Total Government & Agency Obligations (Cost $121,331,564)		121,331,564

Repurchase Agreements 2.6%
Banc of America Securities LLC, 2.0%, dated 4/30/2008, to be repurchased at $31,001,722 on 5/1/2008 (b)	31,000,000	31,000,000
BNP Paribas, 2.0%, dated 4/30/2008, to be repurchased at $24,997,789 on 5/1/2008 (c)	24,996,400	24,996,400
Greenwich Capital Markets, Inc., 2.0%, dated 4/30/2008, to be repurchased at $70,264,873 on 5/1/2008 (d)	70,260,970	70,260,970
Total Repurchase Agreements (Cost $126,257,370)		126,257,370
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,929,729,531)+	100.9	4,929,729,531
Other Assets and Liabilities, Net	(0.9)	(42,736,174)
Net Assets	100.0	4,886,993,357
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2008.
** Annualized yield at the time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $4,929,729,531.
(a) Reset date; not maturity date.
(b) Collateralized by $31,512,645 Federal National Mortgage Association, with various coupon rates from 5.0-5.5%, with various maturity dates of 9/1/2033-7/1/2034 with a value of $31,620,000.
(c) Collateralized by $24,792,486 Federal National Mortgage Association, 6.0%, maturing on 12/1/2034 with a value of $25,496,328.
(d) Collateralized by $69,887,497 Federal National Mortgage Association, with various coupon rates from 5.5-6.0%, with various maturity dates of 12/1/2021-5/1/2038 with a value of $71,666,243.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of April 30, 2008
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$ 4,803,472,161
Repurchase agreements, valued at amortized cost	126,257,370
Total investments, valued at amortized cost	4,929,729,531
Cash	310
Interest receivable	11,271,611
Receivable for Portfolio shares sold	3,727,589
Other assets	159,314
Total assets	4,944,888,355
Liabilities
Payable for investments purchased	51,577,049
Dividends payable	58,423
Payable for Portfolio shares redeemed	33,673
Accrued management fee	676,442
Other accrued expenses and payables	5,549,411
Total liabilities	57,894,998
Net assets, at value	$ 4,886,993,357
Net Assets Consist of
Undistributed net investment income	107,748
Accumulated net realized gain (loss)	476,973
Paid-in capital	4,886,408,636
Net assets, at value	$ 4,886,993,357

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2008 (continued)
Net Asset Value	Money Market Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($1,056,775,882 ÷ 1,056,481,985 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Capital Assets Funds Preferred Shares

Net Asset Value, offering and redemption price per share ($74,951,906 ÷ 74,946,910 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($59,250,651 ÷ 59,227,116 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($11,669,241 ÷ 11,664,101 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Money Market Shares

Net Asset Value, offering and redemption price per share ($129,405,200 ÷ 129,359,365 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Select Money Market Shares

Net Asset Value, offering and redemption price per share ($10,353 ÷ 10,351 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($1,901,637,716 ÷ 1,901,025,523 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premium Reserve Money Market Shares

Net Asset Value, offering and redemption price per share ($403,868,930 ÷ 403,696,405 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Service Shares

Net Asset Value, offering and redemption price per share ($1,249,423,478 ÷ 1,249,105,985 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2008
Investment Income	Money Market Portfolio
Income: Interest	$ 215,991,014
Expenses: Management fee	7,185,497
Services to shareholders	10,386,859
Custodian fees	166,437
Distribution and service fees	22,997,360
Professional fees	196,111
Trustees' fees and expenses	345,205
Reports to shareholders	1,324,714
Registration fees	190,930
Other	146,050
Total expenses before expense reductions	42,939,163
Expense reductions	(871,062)
Total expenses after expense reductions	42,068,101
Net investment income	173,922,913
Net realized gain (loss) from investments	1,238,499
Net increase (decrease) in net assets resulting from operations	$ 175,161,412

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2008	2007
Operations: Net investment income	$ 173,922,913	$ 200,559,589
Net realized gain (loss)	1,238,499	9,799
Net increase in net assets resulting from operations	175,161,412	200,569,388
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38,939,202)	(36,724,741)
Capital Assets Funds Preferred Shares	(1,467,806)	(3,836)
Davidson Cash Equivalent Shares	(4,569,026)	(18,279,052)
Davidson Cash Equivalent Plus Shares	(1,270,189)	(8,466,268)
Institutional Money Market Shares	(6,268,422)	(5,459,807)
Institutional Select Money Market Shares	(121)	(12)
Premier Money Market Shares	(62,576,183)	(77,585,050)
Premium Reserve Money Market Shares	(12,917,522)	(13,590,652)
Service Shares	(45,914,443)	(40,450,171)
Total distributions	(173,922,914)	(200,559,589)
Portfolio share transactions: Proceeds from shares sold	6,331,024,341	5,148,526,894
Reinvestment of distributions	172,853,502	200,601,501
Cost of shares redeemed	(5,773,489,067)	(8,090,063,170)
Net increase (decrease) in net assets from Portfolio share transactions	730,388,776	(2,740,934,775)
Increase (decrease) in net assets	731,627,274	(2,740,924,976)
Net assets at beginning of period	4,155,366,083	6,896,291,059
Net assets at end of period (including undistributed net investment income of $107,748 and $107,749, respectively)	$ 4,886,993,357	$ 4,155,366,083

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Institutional Select Money Market Shares
Years Ended April 30,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.047	.051	.038	.017	.010
Less distributions from net investment income	(.047)	(.051)	(.038)	(.017)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	4.75[a]	5.22	3.82	1.75	.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.01	.0002	.0002	.001	.001
Ratio of expenses before expense reductions (%)	.26	.20	.19	.20	.18
Ratio of expenses after expense reductions (%)	.25	.20	.19	.20	.18
Ratio of net investment income (%)	4.60	5.08	3.80	1.73	.98
[a] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Money Market Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Institutional Select Money Market Shares are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

New Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

During the year ended April 30, 2008, the Portfolio utilized $761,500 of prior year capital loss carryforward.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2008, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed ordinary income	$ 647,123

In addition, during the years ended April 30, 2008 and April 30, 2007, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended April 30,
	2008	2007
Distributions from ordinary income	$ 173,922,914	$ 200,559,589

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the year ended April 30, 2008, the Portfolio incurred a management fee equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Money Market Portfolio	.16%

For the year ended April 30, 2008, the Advisor has voluntarily agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at .20% of the Institutional Select Money Market Shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2008, the amounts charged to the Portfolio by DWS-SISC were as follows:

Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2008
Capital Assets Funds Shares	$ 2,560,343	$ 136,107	$ 630,454
Capital Assets Funds Preferred Shares	58,392	12,974	31,120
Davidson Cash Equivalent Shares	275,589	—	80,123
Davidson Cash Equivalent Plus Shares	59,755	—	7,863
Institutional Money Market Shares	39,669	—	11,088
Premier Money Market Shares	3,980,386	—	1,089,788
Premium Reserve Money Market Shares	328,935	—	92,658
Service Shares	2,976,021	367,907	575,400

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2008, the Distribution Fee was as follows:

Money Market Portfolio:	Distribution Fee	Unpaid at April 30, 2008	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 3,374,312	$ 287,659.33%		.33%
Capital Assets Funds Preferred Shares	76,829	13,488.20%		.20%
Davidson Cash Equivalent Shares	336,039	15,729.30%		.30%
Davidson Cash Equivalent Plus Shares	73,622	2,328.25%		.25%
Institutional Money Market Shares	13,868	1,295.01%		.08%
Premier Money Market Shares	4,093,317	403,871.25%		.25%
Service Shares	7,219,183	626,374.60%		.60%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2008, the Service Fee was as follows:

Money Market Portfolio:	Service Fee	Unpaid at April 30, 2008	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 2,556,297	$ 214,981.25%		.25%
Capital Assets Funds Preferred Shares	38,415	6,729.10%		.10%
Davidson Cash Equivalent Shares	280,033	12,694.25%		.25%
Davidson Cash Equivalent Plus Shares	58,898	3,163.20%		.20%
Institutional Money Market Shares	13,868	1,262.01%		.08%
Premier Money Market Shares	4,089,349	386,190.25%		.25%
Premium Reserve Money Market Shares	773,330	83,189.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2008
Money Market Portfolio	$ 76,741	$ 23,281

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Portfolios' Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolio for the cost of this benefit. During the period ended April 30, 2008, the Portfolio paid its allocated portion of the retirement benefit of $242,124 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

3. Fee Reductions

For the year ended April 30, 2008, the Advisor agreed to reimburse the Portfolio the following amount, which represents a portion of the expected fee savings for the Advisor through December 31, 2007, related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount
Money Market Portfolio	$ 31,805

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2008, the Portfolio's custodian fee was reduced as follows:

	Custody Credits	Transfer Agent Credits
Money Market Portfolio	$ 4,324	$ 75,821

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio

	Year Ended April 30, 2008		Year Ended April 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	887,834,293	$ 887,834,293	818,107,945	$ 818,107,945
Capital Assets Funds Preferred Shares	235,192,915	235,192,915	478,930	478,930
Davidson Cash Equivalent Shares	6,365,267	6,365,267	556,803,724	556,803,724
Davidson Cash Equivalent Plus Shares	9,407,578	9,407,578	380,070,592	380,070,592
Institutional Money Market Shares	499,505,998	499,505,998	486,240,953	486,240,953
Institutional Select Money Market Shares	10,000	10,000	—	—
Premier Money Market Shares	2,215,491,618	2,215,491,618	1,111,654,666	1,111,654,666
Premium Reserve Money Market Shares	650,612,883	650,612,883	646,507,853	646,507,853
Service Shares	1,826,603,789	1,826,603,789	1,148,662,231	1,148,662,231
		$ 6,331,024,341		$ 5,148,526,894
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	38,948,357	$ 38,948,357	36,885,574	$ 36,885,574
Capital Assets Funds Preferred Shares	1,466,862	1,466,862	3,857	3,857
Davidson Cash Equivalent Shares	4,564,565	4,564,565	18,365,368	18,365,368
Davidson Cash Equivalent Plus Shares	1,268,285	1,268,285	8,499,010	8,499,010
Institutional Money Market Shares	6,215,734	6,215,734	5,445,623	5,445,623
Institutional Select Money Market Shares	122	122	18	18
Premier Money Market Shares	62,595,239	62,595,239	78,434,057	78,434,057
Premium Reserve Money Market Shares	11,885,655	11,885,655	12,335,715	12,335,715
Service Shares	45,908,683	45,908,683	40,632,279	40,632,279
		$ 172,853,502		$ 200,601,501
Shares redeemed
Capital Assets Funds Shares	(849,202,083)	$ (849,202,083)	(651,365,112)	$ (651,365,112)
Capital Assets Funds Preferred Shares	(161,775,756)	(161,775,756)	(494,097)	(494,097)
Davidson Cash Equivalent Shares	(192,093,276)	(192,093,276)	(713,155,632)	(713,155,632)
Davidson Cash Equivalent Plus Shares	(82,240,596)	(82,240,596)	(455,143,929)	(455,143,929)
Institutional Money Market Shares	(507,357,658)	(507,357,658)	(467,531,149)	(467,531,149)
Premier Money Market Shares	(1,719,623,951)	(1,719,623,951)	(3,942,857,458)	(3,942,857,458)
Premium Reserve Money Market Shares	(541,063,161)	(541,063,161)	(885,193,065)	(885,193,065)
Service Shares	(1,720,132,586)	(1,720,132,586)	(974,322,728)	(974,322,728)
		$ (5,773,489,067)		$ (8,090,063,170)
Net increase (decrease)
Capital Assets Funds Shares	77,580,567	$ 77,580,567	203,628,407	$ 203,628,407
Capital Assets Funds Preferred Shares	74,884,021	74,884,021	(11,310)	(11,310)
Davidson Cash Equivalent Shares	(181,163,444)	(181,163,444)	(137,986,540)	(137,986,540)
Davidson Cash Equivalent Plus Shares	(71,564,733)	(71,564,733)	(66,574,327)	(66,574,327)
Institutional Money Market Shares	(1,635,926)	(1,635,926)	24,155,427	24,155,427
Institutional Select Money Market Shares	10,122	10,122	18	18
Premier Money Market Shares	558,462,906	558,462,906	(2,752,768,735)	(2,752,768,735)
Premium Reserve Money Market Shares	121,435,377	121,435,377	(226,349,497)	(226,349,497)
Service Shares	152,379,886	152,379,886	214,971,782	214,971,782
		$ 730,388,776		$ (2,740,934,775)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of Cash Account Trust at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2008

Tax Information (Unaudited)

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Investment Management Agreement Approval

On November 14, 2007, the Board, including all the Independent Trustees, approved an Amended and Restated Investment Management Agreement (the "Amended Management Agreement") with respect to the Portfolio. The Amended Management Agreement and an Administrative Services Agreement were presented to the Board and considered by it as part of a broader program initiated by DIMA to simplify and standardize the expense structures and related contracts for the DWS Funds.

The Board conducted a thorough review of the potential implications of the Amended Management Agreement and Administrative Services Agreement on the Portfolio's shareholders. The Independent Trustees met on several occasions to review and discuss the Amended Management Agreement and Administrative Services Agreement, both among themselves and with representatives of DIMA. They were assisted in this review by their independent legal counsel.

In approving the Amended Management Agreement, the Board considered the following factors, among others:

• The proposed arrangements would facilitate uniformity and conform management and administrative fee structures across all DWS Funds.

• The standardization and simplification of contract provisions and fees charged to the DWS Funds would reduce the risks of operational and compliance errors.

• The aggregate fee paid by the Portfolio to DIMA will remain the sameunder the Amended Management Agreement and Administrative Services Agreement, although the separation of the investment management services and general administrative services provided by DIMA into two separate contracts, as is currently the case for certain other DWS Funds, would provide greater flexibility in the future to adjust the administrative services arrangements of the Portfolio, including increasing the fees paid for administrative services, without incurring the cost of a shareholder meeting.

• The overall scope of the services being provided by DIMA and the standard of care applicable to those services would not be reduced as a result of restructuring the agreements.

• The current expense limitation agreement would remain in place for the Portfolio.

The Board also considered that it renewed the Current Investment Management Agreement (the "Current Management Agreement") for the Portfolio as part of its annual contract renewal process in September 2007. As part of that renewal process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Current Management Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from DIMA, independent third parties and independent legal counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results for the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the Board. Throughout their consideration of the Current Management Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with its review of the Amended Management Agreement, the Board considered DIMA's representation that the Board may rely on and take into account the information provided in connection with the renewal of the Current Management Agreement for the Portfolio. Accordingly, the Board took note of the following factors, among others, that it considered in approving the renewal of the Current Management Agreement for the Portfolio: (1) the nature, quality and extent of services provided by DIMA; (2) the management fee rate, operating expenses and total expense ratios; (3) the pre-tax profits realized by DIMA in managing the Portfolio; (4) the benefits to the Portfolio from any economies of scale; and (5) the character and amount of other incidental benefits realized by DIMA and its affiliates. With respect to these factors, the Board reached the following conclusions in approving the renewal of the Current Management Agreement for the Portfolio: (1) the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory; (2) the management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA; (3) the pre-tax profits realized by DIMA were not unreasonable; (4) the management fee schedule, together with the expense caps, reflects an appropriate level of sharing of any economies of scale; and (5) the management fees were reasonable in light of the fallout benefits to DIMA. The Board believes that the factors considered and the conclusions that were reached in connection with the renewal of the Current Management Agreement are relevant in approving the Amended Management Agreement.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amended Management Agreement are fair and reasonable and that the approval of the Amended Management Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Shareholder Meeting Results

Money Market Portfolio

The Special Meeting of Shareholders of the Money Market Portfolio of Cash Account Trust (the "Fund") was held on March 31, 2008 at the offices of Deutsche Asset Management, 345 Park Avenue, New York, NY 10154. The following matter was voted upon by the shareholders of said Fund (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	1,473,751,227.6600	97,123,035.9200
Henry P. Becton, Jr.	1,473,464,749.5400	97,409,514.0400
Dawn-Marie Driscoll	1,472,593,598.7100	98,280,664.8700
Keith R. Fox	1,478,220,038.4500	92,654,225.1300
Paul K. Freeman	1,478,347,120.2500	92,527,143.3300
Kenneth C. Froewiss	1,473,917,055.5600	96,957,208.0200
Richard J. Herring	1,478,086,023.4700	92,788,240.1100
William McClayton	1,478,216,821.9900	92,657,441.5900
Rebecca W. Rimel	1,472,607,527.2800	98,266,736.3000
William N. Searcy, Jr.	1,478,255,804.0100	92,618,459.5700
Jean Gleason Stromberg	1,472,122,275.2200	98,751,988.3600
Robert H. Wadsworth	1,478,200,650.3300	92,673,613.2500
Axel Schwarzer	1,472,365,790.1600	98,508,473.4200

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2008. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004[2] Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		133
Paul K. Freeman (1950) Vice Chairperson since 2008 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	131
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	133
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	133
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	133
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	133
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	133
William McClayton (1944) Board Member since 2004	Chief Administrative Officer, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	133
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	133
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	133
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	133
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present).	136
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	133
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[10] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[10] (1962) Assistant Secretary 2005-present	Director[5], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Kathleen Sullivan D'Eramo[9] (1957) Assistant Treasurer, 2003-present	Director[5], Deutsche Asset Management
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Represents the year Ms. Driscoll was first appointed Chairperson of certain DWS funds.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the funds.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2008, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock Exchange requirements, the Board believes that all members of the Funds’ audit committee are financially literate, as such qualification is interpreted by the Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- MONEY MARKET PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$64,203	$0	$8,754	$0
2007	$72,207	$0	$9,846	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$297,500	$0
2007	$330,000	$466,614	$0

The “Audit-Related Fees” were billed for services in connection with agreed upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$8,754	$297,500	$1,109,437	$1,415,691
2007	$9,846	$466,614	$1,225,375	$1,701,835

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DeIM and other related entities that provide support for the operations of the fund.

***

In connection with the audit of the 2006 and 2007 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y advised the Fund’s Audit Committee that certain arrangements between the Ernst & Young member firm in Germany (“E&Y Germany”) and Deutsche Bank AG (“DB”) had been determined to be inconsistent with the SEC auditor independence rules. DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. In 2006 and 2007, DB provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to E&Y Germany. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audits of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangements and has terminated the guarantee on the lease deposits.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 2, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	July 2, 2008